Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
REVENUES	$ 2,757,832	$ 11,684,297	$ 7,044,263	$ 17,602,512	$ 24,734,759	$ 10,172,379
COST OF REVENUES	(2,287,407)	(14,705,387)	(5,990,433)	(19,825,963)	(25,921,936)	(8,787,018)
GROSS (LOSS)/PROFIT	470,425	(3,021,090)	1,053,830	(2,223,451)	(1,187,177)	1,385,361
OPERATING EXPENSES
Selling and marketing	(45,802)	(5,789)	(92,192)	(159,033)	(413,654)	(13,406)
General and administrative	(462,886)	(466,042)	(923,201)	(922,005)	(2,007,343)	(2,236,273)
Total operating expenses	(508,688)	(471,831)	(1,015,393)	(1,081,038)	(2,420,997)	(2,249,679)
LOSS FROM OPERATIONS	(38,263)	(3,492,921)	38,437	(3,304,489)	(3,608,174)	(864,318)
Interest income	96	4	2,063	15	230	130
Interest expenses	(617)	(1,026)	(2,849)	(5,955)	(19,142)	(20,799)
Other income/(expenses)	75,764	37,471	89,001	61,216	62,784	(79,560)
LOSS BEFORE INCOME TAX EXPENSE	36,980	(3,456,472)	126,652	(3,249,213)	(3,564,302)	(964,547)
Income tax expense	(4,959)	(4,053)	(15,684)	(7,412)	(25,867)	(16,070)
NET LOSS	32,021	(3,460,525)	110,968	(3,256,625)	(3,590,169)	(980,617)
Foreign currency translation (loss)/gain	(3,626)	(83,696)	(34,142)	(88,151)	(159,605)	91,443
TOTAL COMPREHENSIVE LOSS	$ 28,395	$ (3,544,221)	$ 76,826	$ (3,344,776)	$ (3,749,774)	$ (889,174)
LOSS PER SHARE
Basic and diluted	$ 0.00	$ (0.14)	$ 0.00	$ (0.13)	$ (0.14)	$ (0.04)
Weighted average number of shares outstanding – Basic and diluted	26,405,333	25,521,529	26,405,333	25,521,529	25,817,990	25,346,004